Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of Stock-Based Compensation Expense
Stock-based compensation expense included in the accompanying consolidated statements of operations for the years ended December 31, 2022 and 2021 are as follows (in thousands):

	Years ended December 31,
	2022	2021
Research and development	$398	$143
Sales and marketing	468	175
General and administrative	833	468

Total stock-based compensation	$1,699	$786

Summary of Company's Stock Option Activity

The following table summarizes the Company’s stock option activity under both plans for the years ended December 31, 2022 and 2021:

	Shares Available For Grant	Stock Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)

Balance outstanding at December 31, 2020	3,827,465	11,941,846	$0.66	6.36
Granted	(4,049,000)	4,049,000	0.93
Exercised	—	(133,932)	0.44
Canceled	825,358	(825,358)	0.64
Expired	32,500	(32,500)	0.25

Balance outstanding at December 31, 2021	636,323	14,999,056	$0.73	6.54
Increased option pool	1,500,000	—	—
Granted	(2,013,000)	2,013,000	1.65
Exercised	—	(3,566,931)	0.47
Cancele d	1,086,505	(1,086,505)	0.81
Expired	713,300	(713,300)	0.43

Balance outstanding at December 31, 2022	1,923,128	11,645,320	$1.05	7.34

Exercisable at December 31, 2022		6,520,050	$0.89	6.43

Vested and expected to vest at December 31, 2022		11,645,320	$1.05	7.34

Summary of Fair Value of Stock-Based Awards
The following assumptions were used to calculate the fair value of the stock-based awards:

	Years Ended December 31,
	2022	2021

Fair value per share of common stock	$1.58-$3.20	$1.58
Expected term (years)	5.28-10.00	5.52-10.00
Expected volatility	43%-69%	43%-45%
Risk-free interest rate	1.63%-4.20%	0.92%-1.56%
Expected dividend yield	0%	0%